STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
STOCKHOLDERS' EQUITY
17. STOCKHOLDERS' EQUITY
Common Stock
The following table presents the change in the number of shares of common stock outstanding during the years ended December 2020, 2019, and 2018 (table in thousands and is inclusive of non-voting restricted shares):

Shares outstanding as of December 31, 2017	49,339
Shares issued under stock incentive plans, net of forfeitures and surrenders to pay applicable taxes	92
Shares outstanding as of December 31, 2018	49,431
Shares issued under stock incentive plans, net of forfeitures and surrenders to pay applicable taxes	344
Shares outstanding as of December 31, 2019	49,775
Shares issued under stock incentive plans, net of forfeitures and surrenders to pay applicable taxes	870
Shares outstanding as of December 31, 2020	50,645
Treasury Stock (in thousands)
As of December 31, 2020 and 2019, the Company held 16,813 and 16,521 treasury shares, respectively. The Company records repurchases of its common stock for treasury at cost.
Accumulated Other Comprehensive Income (Loss)
The following table summarizes the changes in AOCL by component during the years presented (in millions):

	Unrealized gains (losses) on Interest Rate Swaps	Foreign Currency Translation Adjustment	Foreign Currency Translation Adjustment on Long-term Intercompany Notes	Pension and Other Post-Employment Liability Adjustment	Total
Balance as of December 31, 2017	$—	$(5.6)	$—	$(38.2)	$(43.8)
Other comprehensive loss before reclassifications	(1.6)	(13.2)	(8.1)	(2.4)	(25.3)
Amounts reclassified from AOCL	—	—	—	5.9	5.9
Net other comprehensive income (loss) before income tax	(1.6)	(13.2)	(8.1)	3.5	(19.4)
Income tax benefit (expense)	0.4	—	—	(0.9)	(0.5)
Other comprehensive income (loss)	(1.2)	(13.2)	(8.1)	2.6	(19.9)
Adoption of ASU 2018-02	—	—	—	(4.7)	(4.7)
Balance as of December 31, 2018	$(1.2)	$(18.8)	$(8.1)	$(40.3)	$(68.4)
Other comprehensive income (loss) before reclassifications	(6.0)	3.2	(4.9)	(15.4)	(23.1)
Amounts reclassified from AOCL	1.1	—	—	21.0	22.1
Net other comprehensive income (loss) before income tax	(4.9)	3.2	(4.9)	5.6	(1.0)
Income tax benefit (expense)	1.3	—	—	(1.3)	—
Other comprehensive income (loss)	(3.6)	3.2	(4.9)	4.3	(1.0)
Balance as of December 31, 2019	$(4.8)	$(15.6)	$(13.0)	$(36.0)	$(69.4)
Other comprehensive income (loss) before reclassifications	(7.5)	7.7	18.0	(6.3)	11.9
Amounts reclassified from AOCL	5.1	—	—	6.0	11.1
Net other comprehensive income (loss) before income tax	(2.4)	7.7	18.0	(0.3)	23.0
Income tax benefit	0.5	—	—	0.1	0.6
Other comprehensive income (loss)	(1.9)	7.7	18.0	(0.2)	23.6
Balance as of December 31, 2020	$(6.7)	$(7.9)	$5.0	$(36.2)	$(45.8)
The following pension and OPEB reclassifications were made from AOCL into earnings during the periods presented (in millions):

	Year Ended December 31,
	2020	2019	2018
Amortization of pension and other post-employment liability adjustments
Prior service credits (1)	$0.2	$0.7	$0.7
Actuarial losses (1)	(1.4)	(0.9)	(0.9)
Pension settlement charges	(4.8)	(20.8)	(5.7)
Total before tax	(6.0)	(21.0)	(5.9)
Tax (benefit)	(1.6)	(5.5)	(1.5)
Net of tax	$(4.4)	$(15.5)	$(4.4)
(1)These accumulated other comprehensive income (loss) components are included in the computation of net periodic pension costs. See Note 10 for additional information.